Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668
Defiance Inference AI Chip ETF (AINF)
Defiance AI Packaging & Testing ETF (AIPK)
Defiance Memory & Photonics ETF (PRAM)
Defiance Plumbing & Electrical ETF (PLUM)
(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 19, 2026 to the
Statement of Additional Information dated August 13, 2026
The following information supplements and should be read in conjunction with the Funds’ Statement of Additional Information (“SAI”).
Changes to the Purchase and Redemption of Shares in Creation Units
Procedures for Purchase of Creation Units
The second and third paragraphs under the “Procedures for Purchase of Creation Units” sub-header found in the “Purchase and Redemption of Shares in Creation Units” section, beginning on page 30 of the Funds’ SAI, are hereby deleted in their entirety and replaced with the following:
(Plumbing & Electrical ETF only.) All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for the Funds for orders to purchase Creation Units is 4:00 p.m. Eastern time, which time may be modified by the Funds from time-to-time by amendment to the Participant Agreement and/or applicable order form. In addition, orders to purchase Shares directly from the Funds on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:00 p.m. Eastern time and 5:00 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
(Inference AI Chip ETF, AI Packaging & Testing ETF, and Memory & Photonics ETF only). All orders to purchase Shares directly from the Funds on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:00 p.m. Eastern time and 5:00 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. With respect to the Funds, the Business Day following the day on which such an order is submitted to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is referred to as the “Order Placement Date.”
Procedures for Redemption of Creation Units
The first and second paragraphs under the “Procedures for Redemption of Creation Units” sub-header found in the “Purchase and Redemption of Shares in Creation Units” section, beginning on page 33 of the Funds’ SAI, are hereby deleted in their entirety and replaced with the following:
Procedures for Redemption of Creation Units (Plumbing & Electrical ETF only). Orders to redeem Creation Units of the Funds must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. In addition, orders to redeem Creation Units of the Funds on the next Business Day must be submitted in proper form to the Transfer Agent as a “Future Dated Trade” for one or more Creation Units between 4:00 p.m. Eastern time and 5:00 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668
(Inference AI Chip ETF, AI Packaging & Testing ETF, and Memory & Photonics ETF only). Orders to redeem Creation Units of the Funds on the next Business Day must be submitted in proper form to the Transfer Agent as a “Future Dated Trade” for one or more Creation Units between 4:00 p.m. Eastern time and 5:00 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
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Please retain this Supplement with your Statement of Additional Informational for future reference.